CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 216,647	$ 181,652	$ 193,942
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	303,237	249,212	250,951
Deferred income taxes	54,162	51,041	63,389
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(54,245)	(15,862)	(40,947)
Accrued utility revenue	(1,900)	1,000	(2,000)
Deferred purchased gas costs	(58,491)	82,574	(95,608)
Accounts payable	(1,865)	11,778	19,961
Accrued taxes	5,243	(11,955)	2,112
Other current assets and liabilities	74,137	(54,073)	(8,203)
Gains on sale of equipment	(5,473)	(1,703)	(4,196)
Changes in undistributed stock compensation	6,896	6,111	10,888
Equity AFUDC	(4,161)	(3,627)	(2,296)
Changes in deferred charges and other assets	(21,051)	(5,738)	(22,269)
Changes in other liabilities and deferred credits	(12,764)	38,446	4,231
Net cash provided by operating activities	500,372	528,856	369,955
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(938,148)	(765,914)	(623,649)
Acquisition of businesses, net of cash acquired	(47,638)	(251,373)	(94,204)
Changes in customer advances	19,001	13,463	323
Other inflows	15,153	4,341	16,645
Net cash used in investing activities	(951,632)	(999,483)	(700,885)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	157,946	354,402	41,155
Dividends paid	(116,127)	(100,240)	(92,130)
Centuri distribution to redeemable noncontrolling interest	0	0	(204)
Issuance of long-term debt, net	531,596	565,172	407,063
Retirement of long-term debt	(213,789)	(237,758)	(338,969)
Change in credit facility and commercial paper	0	0	145,000
Change in short-term debt	59,000	(62,500)	214,500
Principal payments on capital lease obligations	(212)	(648)	(980)
Redemption of Centuri shares from noncontrolling parties	0	0	(23,000)
Withholding remittance – share-based compensation	(1,858)	(3,110)	(3,176)
Other	(1,276)	(2,744)	(3,074)
Net cash provided by (used in) financing activities	415,280	512,574	346,185
Effects of currency translation on cash and cash equivalents	158	(208)	301
Change in cash and cash equivalents	(35,822)	41,739	15,556
Cash and cash equivalents at beginning of period	85,361	43,622	28,066
Cash and cash equivalents at end of period	49,539	85,361	43,622
Supplemental information:
Interest paid, net of amounts capitalized	102,258	86,562	71,943
Income taxes paid (received), net	2,752	1,221	5,673
Southwest Gas Corporation
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	163,171	138,842	156,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	215,620	191,816	201,922
Deferred income taxes	33,681	42,999	67,169
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(10,737)	(20,309)	(7,902)
Accrued utility revenue	(1,900)	1,000	(2,000)
Deferred purchased gas costs	(58,491)	82,574	(95,608)
Accounts payable	(27,473)	23,408	4,545
Accrued taxes	8,895	(18,732)	10,383
Other current assets and liabilities	89,171	(91,444)	(13,726)
Changes in undistributed stock compensation	5,146	5,355	9,288
Equity AFUDC	(4,161)	(3,627)	(2,296)
Changes in deferred charges and other assets	(31,767)	(7,049)	(22,918)
Changes in other liabilities and deferred credits	(13,361)	37,669	3,541
Net cash provided by operating activities	367,794	382,502	309,216
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(778,748)	(682,869)	(560,448)
Changes in customer advances	19,001	13,463	323
Other inflows	(95)	14	2,741
Net cash used in investing activities	(759,842)	(669,392)	(557,384)
CASH FLOW FROM FINANCING ACTIVITIES:
Contributions from parent	159,936	113,549	41,359
Dividends paid	(95,900)	(87,000)	(81,497)
Issuance of long-term debt, net	297,222	297,495	0
Retirement of long-term debt	0	0	(25,000)
Change in credit facility and commercial paper	0	0	145,000
Change in short-term debt	42,000	(39,000)	191,000
Withholding remittance – share-based compensation	(1,858)	(3,110)	(3,176)
Other	(825)	(1,028)	(596)
Net cash provided by (used in) financing activities	400,575	280,906	267,090
Change in cash and cash equivalents	8,527	(5,984)	18,922
Cash and cash equivalents at beginning of period	31,962	37,946	19,024
Cash and cash equivalents at end of period	40,489	31,962	37,946
Supplemental information:
Interest paid, net of amounts capitalized	88,658	73,805	64,790
Income taxes paid (received), net	$ 678	$ (5,856)	$ (7,854)